Other income (Tables)	3 Months Ended
Mar. 31, 2023
Other income.
Schedule of other income

	Three months ended
	March 31,	March 31,
	2023	2022
	$’000	$’000

Insurance claims	145	1,150
Other income	30	20
	175	1,170